Investments (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Table Text Block]
Investment in Videocon
Fair Value as of October 31, 2012	$ 4,728,367
Reversal of unrealized loss at October 31, 2012	653,684
Unrealized gain	348,532
Fair Value as of January 31, 2013	$ 5,730,583

Investment in Videocon
Fair Value as of October 31, 2010	$ 8,524,821
Reversal of unrealized gain as of October 31, 2010	(1,419,557)
Other than temporary impairment	(1,723,213)
Fair Value as of October 31, 2011	$ 5,382,051
Unrealized loss	(653,684)
Fair Value as of October 31, 2012	$ 4,728,367
Fair Value and Cost Basis as of October 31, 2010	$ 143,989
DISC common stock sold in fiscal 2011	(88,608)
Reversal of unrealized loss as of October 31, 2010	7,199
Other than temporary impairment recorded in fiscal 2011	(62,580)
Fair Value as of October 31, 2012 and 2011	$ -0-